Benefit Plans, Reconciliation of Changes in Benefit Obligations and Fair Value of Plan Assets (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of Fair Value of Plan Assets [Roll Forward]
Beginning balance			$ 262,245	$ 265,251	$ 265,251
Fair value of plan assets ending balance					262,245	$ 265,251
Pension Benefits [Member] | U.S. Plans [Member]
Reconciliation of Benefit Obligations [Roll Forward]
Beginning balance			59,657	67,053	67,053	73,327
Service cost	$ 0	$ 0	0	0	0	0	$ 0
Interest cost	600	600	1,700	2,000	2,542	2,597	2,861
Participant contributions					0	0
Actuarial (gains) losses					(4,109)	(3,723)
Plan amendments					0	0
Benefit payments					(2,930)	(5,148)
Plan curtailments					0	0
Plan settlements					(2,899)	0
Effect of foreign currency exchange rate changes					0	0
Benefit obligations ending balance					59,657	67,053	73,327
Reconciliation of Fair Value of Plan Assets [Roll Forward]
Beginning balance			59,310	60,853	60,853	66,050
Actual return on plan assets					4,187	(157)
Employer contributions					99	108
Participant contributions					0	0
Plan settlements					(2,899)	0
Benefit payments					(2,930)	(5,148)
Effect of foreign currency exchange rate changes					0	0
Fair value of plan assets ending balance					59,310	60,853	66,050
Funded Status as of Period End					(347)	(6,200)
Pension Benefits [Member] | Non-U.S. Plans [Member]
Reconciliation of Benefit Obligations [Roll Forward]
Beginning balance			323,696	310,374	310,374	322,426
Service cost	500	400	1,400	1,300	1,608	1,786	1,400
Interest cost	2,000	2,300	5,800	7,300	8,810	9,454	11,729
Participant contributions					22	23
Actuarial (gains) losses					51,479	7,928
Plan amendments					0	316
Benefit payments					(9,219)	(8,887)
Plan curtailments					(56)	0
Plan settlements					0	0
Effect of foreign currency exchange rate changes					(39,322)	(22,672)
Benefit obligations ending balance					323,696	310,374	322,426
Reconciliation of Fair Value of Plan Assets [Roll Forward]
Beginning balance			202,935	204,398	204,398	216,564
Actual return on plan assets					32,785	3,808
Employer contributions					5,225	5,827
Participant contributions					22	23
Plan settlements					0	0
Benefit payments					(9,219)	(8,887)
Effect of foreign currency exchange rate changes					(30,276)	(12,937)
Fair value of plan assets ending balance					202,935	204,398	216,564
Funded Status as of Period End					(120,761)	(105,976)
Other Postretirement Benefits [Member]
Reconciliation of Benefit Obligations [Roll Forward]
Beginning balance			3,260	3,292	3,292	3,631
Service cost	0	0	0	0	10	14	16
Interest cost	$ 0	$ 0	$ 100	$ 100	155	153	183
Participant contributions					0	0
Actuarial (gains) losses					(26)	(183)
Plan amendments					0	0
Benefit payments					(222)	(186)
Plan curtailments					0	0
Plan settlements					0	0
Effect of foreign currency exchange rate changes					51	(137)
Benefit obligations ending balance					3,260	3,292	$ 3,631
Reconciliation of Fair Value of Plan Assets [Roll Forward]
Funded Status as of Period End					$ (3,260)	$ (3,292)